FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1. Name and address of issuer:

	The Ehrenkrantz Trust
	598 Madison Ave., 14th Floor
	New York, NY 10022

2. Name of each series or class of funds for which this notice is filed:

	Ehrenkrantz Growth Fund

3. Investment Company Act File Number:  3-10888

    Securities Act File Number:  33-10888

4. Last day of fiscal year for which this notice is filed:  12-31-96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

      	[   ]

6. Date of termination of issuer's declaration under rule 24f-2(a) (1), if applicable (see instruction A.6):

       		N/A

7. Number and amount of securities of the same class or series, which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     		N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     		N/A

9. Number and aggregate sale price of securities sold during the fiscal year:

			Number			       Price
			32,701,209			   $182,534.28

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

			Number			       Price
			32,701,209			     $182,534.28

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
	   (see Instruction B.7):

		Number			        	Price
		45,857,699			  	$250,383.02

12. Calculation of registration fee:
    (I)	Aggregate sale price of securities sold during the
    	   fiscal year in reliance of rule 24f-2
        from Item 10):  	  		                                  $ 182,534.28

    (ii)	Aggregate price of shares issued in connection
	        with dividend reinvestment plans (from Item 11
	        if applicable.)					                               +   $250,383.02

    (iii)	Aggregate price of shares redeemed
        	or repurchased during the fiscal year
	        (if applicable):			                                  			 1,005,817.76

    (iv)	Aggregate price of shares redeemed or repurchased
        	and previously applied as a reduction to a filing
	        fees pursuant to rule 24e-2 (if applicable):          			       0

    (v)	Net aggregate price of securities sold and issued
       	during the fiscal year in reliance of rule 24f-2
	       [line (i), plus line (ii), less line (iii), plus
	       line (iv) (if applicable):					                        (572,900.46)

    (vi)	Multiplier prescribed by Section 6(b) of the
        	Securities Act of 1933 or other applicable law
	        or regulation (see Instruction C.6):			             x  1/29 of 1%

    (vii)	Fee due [line (I) or line (v) multiplied by
         	line (vii)]:						                               $     0

Instruction: issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction: C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

	[   ]

Date of Mailing or wire transfer of filing fees to the Commission's lockbox depository:
	N/A

					Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joan King
				     Joan King, Secretary, Treasurer

Date  2/6/97

* Please print the name and title of the signing officer below the signature